FAIR VALUE MEASUREMENTS (Narrative) (Details)	6 Months Ended
Jun. 30, 2026
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Adjusted EBITDA margin range	11.30%
Revenue growth rate	15.40%